Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards and PSUs
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price
Outstanding at January 1, 2013	2,461,455	$57.41			269,292	$50.34
Granted	329,274	70.30			69,322	74.60
Exercised/Vested	(619,248)	49.46			(56,644)	47.18
Canceled/ Forfeited	(4,069)	64.04			(412)	65.17
Outstanding at December 31, 2013	2,167,412	61.63	6.4	$33,308	281,558	56.93

Vested and expected to vest at December 31, 2013	2,167,412	61.63	6.4	33,308	277,524	56.74
Exercisable at December 31, 2013	1,377,534	58.76	5.2	25,123	n.a.	n.a.

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2013	2012	2011
Total compensation cost of stock-based compensation
plans charged against income	$10,868	$11,975	$14,237
Total income tax benefit recognized in income for stock
based compensation plans	3,994	4,401	5,232
Total intrinsic value of stock options exercised	16,922	15,671	12,925
Total intrinsic value of stock awards vested during the period	4,298	2,786	3,757
Per-share weighted averaged grant-date fair value of
stock awards granted	74.60	41.49	64.74

Schedule Of Valuation Assumptions

	2013	2012	2011

Stock price on date of issuance	$ 70.30	$ 63.36	$ 65.17
Grant date fair value per share	$ 14.79	$ 15.98	$ 19.08
Number of options granted	329,274	442,350	513,100
Expected term (years)	4.9	4.9	4.9
Risk free rate of return	1.39%	0.89%	2.35%
Volatility	24.90%	30.80%	32.80%
Dividend yield	1.1%	1.0%	1.0%
Forfeiture rate	-	-	-

Schedule Of Other Data For Stock Options And Stock Awards

	Stock	Stock Awards
	Options	and PSUs
Total unrecognized compensation related to nonvested options and awards at end of year	$7,459	$6,465
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	2.2	2.1
Actual income tax benefit realized from options exercised during the year	$6,251	n.a.
Aggregate intrinsic value of stock awards and PSUs vested and expected to vest	n.a.	21,369